Capital Management and Risk Policies - Summary of Exposure to Foreign Exchange Risk as of Year End by Type of Currency (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Foreign Exchange Risk Factor [Line items]
Derivatives	$ 881,099	$ 2,824,038
Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	197,590	302,505
Monetary Financial Liabilities	(196,749)	(303,325)
Derivatives	22	155
Net Position	863	(665)
US Dollar [member] | Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	195,115	299,229
Monetary Financial Liabilities	(196,431)	(302,431)
Derivatives	22	155
Net Position	(1,294)	(3,047)
Euro [member] | Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	2,281	3,058
Monetary Financial Liabilities	(293)	(857)
Net Position	1,988	2,201
Canadian Dollar [member] | Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	85	65
Monetary Financial Liabilities	(4)	(14)
Net Position	81	51
Real [member] | Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	1	46
Net Position	1	46
Swiss franc [member] | Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	32	32
Monetary Financial Liabilities	(17)	(20)
Net Position	15	12
Others [member] | Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	76	75
Monetary Financial Liabilities	(4)	(3)
Net Position	$ 72	$ 72